NATURE OF BUSINESS (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deficit accumulated
Deficit accumulated	$ 119,483	$ 101,753	$ 80,536